SCHEDULE VI - Supplemental Information Concerning Property-Casualty Insurance Operations	12 Months Ended
Dec. 31, 2016
Supplemental Information for Property, Casualty Insurance Underwriters [Abstract]
Schedule of Supplemental Information for Property, Casualty Insurance Underwriters [Text Block]
PartnerRe Ltd.
Supplemental Information
Concerning Property-Casualty Insurance Operations
For the years ended December 31, 2016, 2015 and 2014
(Expressed in thousands of U.S. dollars)

Affiliation with Registrant	Deferred Policy Acquisition Costs	Liability for Unpaid Losses and Loss Expenses	Unearned Premiums	Premiums Earned	Losses and Loss Expenses Incurred	Amortization of Deferred Policy Acquisition Costs	Paid Losses and Loss Expenses	Premiums Written
Consolidated subsidiaries
2016	$439,195	$8,985,434	$1,608,880	$3,852,336	$2,320,820	$1,055,638	$2,262,916	$3,836,654
2015	449,216	9,064,711	1,629,537	4,059,665	2,192,999	1,063,685	2,422,603	4,022,067
2014	463,958	9,745,806	1,731,212	4,387,444	2,462,568	1,065,133	2,798,549	4,500,214